LEASES - Lease Details (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average lease term (years) - operating leases	14 years 7 months 6 days	14 years 10 months 24 days
Weighted average discount rate - operating leases	14.00%	14.00%
Weighted average lease term (years) - finance leases		19 years 8 months 12 days
Weighted average discount rate - finance leases		15.00%